Concentrations (Details Narrative) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk (as a percent)					30.80%	13.20%
Legal services payables					$ 341,994	$ 98,384
One Customer [Member]
Concentration Risk [Line Items]
Legal services payables	$ 212,000		$ 212,000		121,000
Two Customer [Member]
Concentration Risk [Line Items]
Legal services payables	$ 188,000		$ 188,000		113,000
Three Customer [Member]
Concentration Risk [Line Items]
Legal services payables					95,000
Supplier Expenditures Total [Member]
Concentration Risk [Line Items]
Total expense		$ 287,000		$ 582,000	$ 836,626	$ 679,481
Concentration risk (as a percent)		15.00%		15.00%	12.50%	10.10%
Supplier Expenditures Total [Member] | Vendor [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%
Supplier Expenditures Total [Member] | Vendor [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Supplier Expenditures [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.00%
Financial Advisory Firms One [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		25.00%
Financial Advisory Firms Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.00%
Law Firm [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			24.60%		30.80%
Legal services payables	$ 337,000		$ 337,000
Accounts payable					$ 342,000
Technology Partner [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			17.40%
Accounts payable	$ 238,950		$ 238,950
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	10.00%	10.00%	10.00%	17.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			13.40%		17.00%
Accounts receivable					$ 121,000
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			11.90%		15.80%
Accounts receivable					$ 113,000
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					13.30%
Accounts receivable					$ 95,000